Assets classified as held for sale	6 Months Ended
Jun. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets classified as held for sale
5.10 Assets classified as held for sale

in € thousand	Assets held for sale		Liabilities held for sale
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
BliNK Biomedical SAS	2,134	2,134	—	—
CTM Unit Solna	2,832	—	1,423	—
TOTAL	4,966	2,134	1,423	—
BliNK Biomedical SAS
As at June 30, 2023, Valneva held a 48.9% equity interest in BliNK Biomedical SAS, Marseille (BliNK), a private company not listed on a stock exchange. BliNK is run as an independent business by its own management team. Valneva does not have control or joint-control over BliNK.
Management's intent to sell the equity interest triggered the change in the classification by June 30, 2022. The BliNK equity interest continues to be classified as an asset held for sale in accordance with IFRS 5. The sale transaction was closed in the third quarter 2023 (see Note 5.19).
The book value of the investment amounted to €2.1 million as at June 30, 2023. There was no impact on the consolidated statement of income (loss) for the six months ended June 30, 2023.
Divestment of CTM Unit in Solna, Sweden
Valneva decided to divest its Clinical Trial Manufacturing (CTM) unit in Solna; see respective explanation in Note 5.1. The transfer of ownership of the unit took effect on July 1, 2023.
The CTM unit is presented as of June 30, 2023 as a disposal group held for sale. The carrying amount of this disposal group amounts to €2.8 million whereas the transaction price less cost to sell amounts to €1.4 million. A loss of
€1.4 million writing down the carrying amount of the disposal group to its fair value less cost to sell has been included in "other expenses" in the condensed consolidated statement of profit or loss and OCI.

in € thousand	June 30, 2023
Property, plant and equipment	3,628
Inventories	386
Trade and other receivables	181
TOTAL ASSETS	4,194
Contract liabilities	(1,020)
Tax and Employee-related liabilities	(404)
CARRYING AMOUNT OF THE DISPOSAL GROUP	2,771
Disposal Loss	(1,362)
FAIR VALUE LESS COST TO SELL	1,408